10. STOCK OPTION PLANS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Aggregate intrinsic value of options outstanding	$ 45,200	$ 31,250	$ 17,000
Aggregate intrinsic value of options exercisable	45,200	23,350	0
Unrecognized compensation cost	$ 133,819	$ 12,016	$ 115,900
Unrecognized compensation amortization period	2 years